Financial Assets, Non-current - Summary of Financial Assets, Non-current (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other investment in shares and participations [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current	kr 1,279	kr 1,179
Other investment in shares and participations [member] | Cost [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	2,516	2,567
Additions	146	133
Disposals/repayments/deductions	(43)	(267)
Revaluation	99	2
Translation difference	(50)	81
Financial assets, non-current, Closing balance	2,668	2,516
Other investment in shares and participations [member] | Accumulated impairment losses [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	(1,337)	(1,292)
Impairment losses/allowances	(126)	37
Disposals/repayments/deductions	25	(1)
Translation difference	49	(81)
Financial assets, non-current, Closing balance	(1,389)	(1,337)
Customer finance, non-current [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current	2,178	2,128
Customer finance, non-current [member] | Cost [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	2,137	1,755
Additions	1,788	2,704
Disposals/repayments/deductions	(1,100)	(2,333)
Reclassification	(570)	(12)
Translation difference	(18)	23
Financial assets, non-current, Closing balance	2,237	2,137
Customer finance, non-current [member] | Accumulated impairment losses [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	(9)	(16)
Impairment losses/allowances	(56)	(5)
Disposals/repayments/deductions	6	12
Financial assets, non-current, Closing balance	(59)	(9)
Interest bearing securities, non-current [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current	25,105	7,586
Interest bearing securities, non-current [member] | Cost [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	7,586
Additions	54,687	7,593
Disposals/repayments/deductions	(37,241)
Revaluation	73	(7)
Financial assets, non-current, Closing balance	25,105	7,586
Derivatives, non-current [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current	86
Derivatives, non-current [member] | Cost [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance		452
Additions	86
Reclassification		(452)
Financial assets, non-current, Closing balance	86
Other financial assets, non-current [member]
Disclosure of financial assets [line items]
Change in value in funded pension plans	1,300	(1,622)
Other financial assets, non-current [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current	5,811	4,442
Other financial assets, non-current [member] | Cost [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	4,648	5,365
Additions	503	785
Disposals/repayments/deductions	(375)	(187)
Revaluation	27	62
Translation difference	(169)	245
Financial assets, non-current, Closing balance	5,934	4,648
Other financial assets, non-current [member] | Accumulated impairment losses [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	(206)	(183)
Impairment losses/allowances	(1)	(1)
Disposals/repayments/deductions	77	(1)
Translation difference	7	(21)
Financial assets, non-current, Closing balance	kr (123)	kr (206)